INCOME TAXES - Reconciliation Effective income tax rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Amount
Income Tax Expense (Benefit) at statutory federal rate			$ (3,375,489)	$ (4,726,724)
Non-deductible items				1,899,065
Others				(74,923)
Changes in Valuation Allowance			2,887,012	2,902,582
Loss on extinguishment of debts			641,679
Total income taxes	$ 0	$ 0	$ (16,086)	$ 0
Tax Jurisdiction of Domicile [Extensible Enumeration]			United States
Percent
Statutory Federal Tax	21.00%	21.00%	21.00%	21.00%
Non-deductible items				(8.40%)
Others				0.30%
Change in valuation allowance			(17.50%)	(12.90%)
Loss on extinguishment of debts			(4.00%)
Effective Tax Rate			0.10%	0.00%
United States
Amount
Others			$ 105,201
Percent
Others			(1.00%)
India
Amount
Non-taxable bargain purchase gain			$ (445,427)
Others			$ 170,938
Percent
Non-taxable bargain purchase gain			2.70%
Others			(1.00%)